Note Payable - Related Party (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2014
Payables and Accruals [Abstract]
Note payable converted into common stock, value	$ 2,867,500
Note payable converted into shares	14,993,464
Promissory note, related party, accrued interest	811,267
Note payable, related party	$ 65,000
Note payable, related party, maturity date	Aug. 31, 2014
Note payable, related party, interest rate	8.00%